Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 142,552	$ 141,825
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	132,402	132,402
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	8,090	8,919
Computer software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 2,060	$ 504